Capital Management and Risk Policies - Summary of Breakdown of Minimum Capital Requirement (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Credit Risk	$ 109,407,718	$ 63,920,141
Market Risk	6,642,210	1,133,654
Operational Risk	36,743,804	20,190,530
Minimum Capital Requirement	152,793,732	85,244,325
Integration	478,633,550	251,142,444
Excess	$ 325,839,818	$ 165,898,119